Reserves (Details)	12 Months Ended
Dec. 31, 2022
Share Capital [Member]
IfrsStatementLineItems [Line Items]
Description of nature and purpose of reserves within equity	Nominal value of subscribed share capital
Share premium [member]
IfrsStatementLineItems [Line Items]
Description of nature and purpose of reserves within equity	Amount subscribed for share capital in excess of nominal value.
Merger Reserve [member]
IfrsStatementLineItems [Line Items]
Description of nature and purpose of reserves within equity	Represents the difference between the fair value and nominal value of shares issued on the acquisition of subsidiary companies where the Company has elected to take advantage of merger accounting.
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Description of nature and purpose of reserves within equity	Gains/losses arising on retranslating the net assets of overseas operations into sterling.
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Description of nature and purpose of reserves within equity	Represents the fair value of warrants denominated in £ at the date of grant. The number and price is fixed at the date of grant. The warrants expire in November 2025.
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Description of nature and purpose of reserves within equity	All other net gains and losses and transactions with owners (e.g. dividends) not recognised elsewhere.